Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Investments [Line Items]
Schedule of estimated useful lives of property and equipment
The estimated useful lives are as follows:

Category	Estimated useful life
Computers and equipment	3 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 – 9 years

Schedule of classification of share-based compensation expense
	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	800	784	891	128
Research and product development	1,972	3,538	5,702	821
Sales and marketing	857	1,136	1,390	200
General and administrative	35,544	59,685	84,436	12,161
Total	39,173	65,143	92,419	13,310

The Affiliated Entities [Member]
Schedule of Investments [Line Items]
Schedule of financial statement amounts and balances of the Affiliated Entities were included in the consolidated financial statements
	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	376,883	206,917	29,802
Restricted cash	138,997	123,748	17,823
Short-term investments	499,402	323,393	46,578
Accounts receivable, net	116,669	162,840	23,454
Intercompany receivables	130,945	7,039	1,014
Prepayments and other current assets	989,058	1,223,887	176,277
Yield enhancement products and accrued interest	413,861	449,528	64,745
Total current assets	2,665,815	2,497,352	359,693

Non-current assets
Long-term investments	—	75,000	10,802
Property and equipment, net	72,582	95,433	13,745
Intangible assets, net	100,125	100,286	14,444
Goodwill	136,569	137,074	19,743
Yield enhancement products over one year and accrued interest	300,267	562,643	81,037
Other non-current assets	23,136	35,551	5,121
Total non-current assets	632,679	1,005,987	144,892
Total assets	3,298,494	3,503,339	504,585

LIABILITIES
Current liabilities
Accounts payable	1,036,226	796,420	114,708
Salary and welfare payable	123,071	167,747	24,161
Taxes payable	6,668	8,206	1,182
Advances from customers	1,223,313	1,940,831	279,538
Intercompany payable	1,263,100	2,528,229	364,141
Accrued expenses and other current liabilities	347,375	557,226	80,257
Amount due to the individual investors of yield enhancement products	589,151	871,914	125,582
Total current liabilities	4,588,904	6,870,573	989,569
Non-current liabilities	39,750	31,460	4,531
Total liabilities	4,628,654	6,902,033	994,100

	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues	3,736,473	7,755,914	10,579,601	1,523,780
Net loss	(128,299)	(1,051,691)	(2,054,471)	(295,905)
Net cash used in operating activities	(51,446)	(87,299)	(972,677)	(140,095)
Net cash provided by/(used in) investing activities	72,161	(1,374,894)	(193,029)	(27,802)
Net cash provided by financing activities	700	1,736,720	995,740	143,416